UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21292
                                                    -----------------
                            Ned Davis Research Funds
                        ---------------------------------
                (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                        ---------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                        ---------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                      --------------------------
                   Date of fiscal year end: December 31, 2003
                                          -------------------------
                     Date of reporting period: June 30, 2003
                                            ---------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                       Sincerely yours,


                                                       /S/ BRUCE N. ALPERT
                                                       Bruce N. Alpert
                                                       Chief Operating Officer
August 8, 2003                                         Gabelli Funds, LLC

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS -- 85.6%
              BUILDING AND CONSTRUCTION -- 7.0%
        100   Beazer Homes USA
                Inc.+ ..............$    9,415   $    8,350
        900   Centex Corp. .........    65,594       70,011
      2,200   D.R. Horton Inc. .....    56,955       61,820
        500   Hovnanian Enterprises Inc.,
                Cl. A+ .............    29,941       29,475
      1,000   KB HOME ..............    55,334       61,980
        500   Lennar Corp., Cl. A ..    38,729       35,750
        500   MDC Holdings Inc. ....    24,378       24,140
        100   NVR Inc.+ ............    43,950       41,100
      1,000   Pulte Homes Inc. .....    62,018       61,660
        700   Ryland Group Inc. ....    42,227       48,580
      1,800   Standard Pacific Corp.    60,932       59,688
        900   Toll Brothers Inc.+ ..    24,774       25,479
                                    ----------   ----------
                                       514,247      528,033
                                    ----------   ----------
              COMPUTER HARDWARE -- 2.3%
      1,900   Electronics for
                Imaging Inc.+ ......    38,165       38,551
      1,700   Intel Corp. ..........    34,300       35,333
        500   International Business
                Machines Corp. .....    42,491       41,250
        500   Lexmark International
                Inc.+ ..............    36,515       35,385
        800   Maxtor Corp.+ ........     5,359        6,008
      1,500   Western Digital Corp.+    16,601       15,450
                                    ----------   ----------
                                       173,431      171,977
                                    ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 9.3%
        400   Adobe Systems Inc. ...    14,004       12,828
      1,000   BMC Software Inc.+ ...    16,620       16,330
        500   Borland Software Corp.+    5,690        4,885
      7,000   Cisco Systems Inc.+ ..   117,855      116,830
      3,200   Computer Associates
                International Inc. .    69,479       71,296
      4,600   EMC Corp.+ ...........    46,568       48,162
      1,200   Legato Systems Inc.+ .     9,179       10,068
      1,000   McDATA Corp.+ ........    13,214       14,670
      8,600   Microsoft Corp. ......   216,175      220,246
      1,700   Netscreen Technologies
                Inc.+ ..............    37,807       38,335
      2,500   Oracle Corp.+ ........    32,149       30,050
      4,800   Red Hat Inc.+ ........    35,439       36,336
      1,100   Storage Technology
                Corp.+ .............    29,168       28,314
      1,700   Yahoo! Inc.+ .........    49,979       55,692
                                    ----------   ----------
                                       693,326      704,042
                                    ----------   ----------
              CONSUMER PRODUCTS -- 0.2%
        200   Procter & Gamble Co. .    17,820       17,836
                                    ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 1.9%
      5,100   General Electric Co. .   149,037      146,268
                                    ----------   ----------
              ENERGY AND UTILITIES -- 9.4%
      1,500   AGL Resources Inc. ...    39,394       38,160
        600   Brown (Tom) Inc.+ ....    16,890       16,674

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
      1,400   Burlington Resources
                Inc. ...............$   73,549   $   75,698
        100   Consolidated Edison
                Inc. ...............     4,313        4,328
        200   Devon Energy Corp. ...    10,761       10,680
      1,500   Edison International+     24,792       24,645
        600   Equitable Resources
                Inc. ...............    24,724       24,444
      3,100   Exxon Mobil Corp. ....   112,087      111,321
      2,400   FMC Technologies Inc.+    52,333       50,520
        600   Halliburton Co. ......    13,919       13,800
        300   Houston Exploration
                Co.+ ...............     9,537       10,410
        100   Kinder Morgan Inc. ...     5,560        5,465
      1,500   National Fuel Gas Co.     40,037       39,075
        800   New Jersey Resources
                Corp. ..............    28,934       28,400
        300   NSTAR ................    14,133       13,665
        600   ONEOK Inc. ...........    12,392       11,778
      1,975   Patina Oil & Gas Corp.    62,927       63,496
        400   Peoples Energy Corp. .    17,879       17,156
        200   Pride International
                Inc.+ ..............     3,733        3,764
      2,600   Superior Energy
                Services Inc.+ .....    29,389       24,648
      1,200   UGI Corp. ............    40,705       38,040
      1,100   Westport Resources
                Corp.+ .............    25,152       25,025
      1,000   Wisconsin Energy Corp.    27,994       29,000
      1,600   XTO Energy Inc. ......    33,781       32,176
                                    ----------   ----------
                                       724,915      712,368
                                    ----------   ----------
              ENVIRONMENTAL SERVICES -- 0.4%
        100   Stericycle Inc.+ .....     3,993        3,848
      1,700   Tetra Tech Inc.+ .....    29,073       29,121
                                    ----------   ----------
                                        33,066       32,969
                                    ----------   ----------
              EQUIPMENT AND SUPPLIES -- 2.7%
      1,200   Avocent Corp.+ .......    34,654       35,916
        800   CANON Inc., ADR ......    34,044       36,520
        100   DENTSPLY International
                Inc. ...............     3,783        4,090
        500   Hillenbrand Industries,
                Inc. ...............    25,709       25,225
        600   PACCAR Inc. ..........    42,265       40,536
      4,700   Xerox Corp.+ .........    51,076       49,773
        200   Zebra Technologies Corp.,
                Cl. A+ .............    13,955       15,038
                                    ----------   ----------
                                       205,486      207,098
                                    ----------   ----------
              FINANCIAL SERVICES -- 16.5%
        600   Ambac Financial
                Group Inc. .........    42,045       39,750
      2,000   American Express Co. .    81,877       83,620
        700   American International
                Group Inc. .........    39,907       38,626
        400   Associated Banc-Corp.     15,091       14,752
        200   Bank of America Corp.     14,889       15,806
        500   Bear Stearns
                Companies Inc. .....    41,182       36,210
        700   Capital One
                Financial Corp. ....    35,323       34,426
      2,000   Charter Municipal Mortgage
                Acceptance Co. .....    38,929       38,020
      3,700   Citigroup Inc. .......   154,518      158,360

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      1,000   Countrywide Financial
                Corp. ..............$   74,820   $   69,570
      1,000   Doral Financial Corp.     43,540       44,650
      1,600   Fannie Mae ...........   116,828      107,904
      1,500   First Tennessee
                National Corp. .....    68,317       65,865
        300   Freddie Mac ..........    15,554       15,231
        400   Golden West
                Financial Corp. ....    31,126       32,004
      2,100   JP Morgan Chase & Co.     70,182       71,778
        100   Legg Mason Inc. ......     6,616        6,495
        400   Lehman Brothers
                Holdings Inc. ......    26,984       26,592
      2,900   MBNA Corp. ...........    60,157       60,436
        200   Merrill Lynch
                & Co. Inc. .........     8,319        9,336
      1,300   Metris Companies Inc.      7,297        7,215
      1,200   Moody's Corp. ........    64,149       63,252
      1,700   Principal Financial
                Group Inc. .........    52,387       54,825
      5,500   Providian
                Financial Corp. ....    52,249       50,930
      1,500   SLM Corp .............    60,746       58,755
        400   Sovereign Bancorp Inc.     6,276        6,260
      1,100   T. Rowe Price
                Group Inc. .........    42,318       41,525
                                    ----------   ----------
                                      1,271,626    1,252,193
                                    ----------   ----------
              FOOD AND BEVERAGE -- 0.2%
        400   Coca-Cola Co. ........    17,370       18,564
                                    ----------   ----------
              HEALTH CARE: GENERAL -- 17.6%
      1,200   Aetna Inc. ...........    67,017       72,240
      1,900   Amgen Inc.+ ..........   120,193      126,236
      1,000   Anthem Inc.+ .........    74,047       77,150
        800   Bausch & Lomb Inc. ...    31,121       30,000
        600   Becton, Dickinson
                and Co. ............    22,819       23,310
        100   Biogen Inc.+ .........     4,314        3,800
        700   Boston Scientific
                Corp.+ .............    36,650       42,770
      1,000   Caremark Rx Inc.+ ....    24,962       25,680
        700   Chiron Corp.+ ........    32,305       30,604
        400   CIGNA Corp. ..........    20,476       18,776
        700   Cobalt Corp.+ ........    13,111       14,385
        300   Coventry Health
                Care Inc.+ .........    13,614       13,848
      2,500   First Health
                Group Corp.+ .......    65,496       69,000
        800   Genzyme Corp.+ .......    37,195       33,440
        100   Gilead Sciences Inc.+      5,598        5,558
      1,300   Guidant Corp. ........    54,334       57,707
      2,100   Health Net Inc.+ .....    63,680       69,195
      2,000   Humana Inc.+ .........    27,587       30,200
        200   IDEXX Laboratories
                Inc.+ ..............     7,355        6,708
        900   Johnson & Johnson ....    48,248       46,530
        300   Medtronic Inc. .......    14,441       14,391
      1,400   Mentor Corp. .........    29,991       27,132
        700   Mid Atlantic Medical
                Services Inc.+ .....    34,923       36,610
      1,100   Oxford Health
                Plans Inc.+ ........    42,375       46,233
        300   PacifiCare Health
                Systems Inc.+ ......    12,157       14,799
        200   St. Jude Medical Inc.+    11,316       11,500

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
      1,100   Stryker Corp. ........$   73,229   $   76,307
      1,800   UnitedHealth
                Group Inc. .........    86,018       90,450
        700   Varian Medical
                Systems Inc.+ ......    38,788       40,299
        800   VISX Inc.+ ...........    13,555       13,880
        900   WellPoint Health
                Networks Inc.+ .....    73,852       75,870
        900   Wright Medical
                Group Inc.+ ........    18,606       17,100
      1,600   Zimmer Holdings Inc.+     71,089       72,080
                                    ----------   ----------
                                     1,290,462    1,333,788
                                    ----------   ----------
              HEALTH CARE: PHARMACEUTICALS -- 9.7%
      1,000   Allergan Inc. ........    74,200       77,100
      1,500   Alpharma Inc., Cl. A .    32,210       32,400
        400   Barr Laboratories
                Inc.+ ..............    22,247       26,200
      1,200   Endo Pharmaceuticals
                Holdings Inc.+          21,138       20,304
      1,500   Forest Laboratories
                Inc.+ ..............    76,423       82,125
      3,300   ICN Pharmaceuticals
                Inc. ...............    45,966       55,308
        800   Medicis Pharmaceutical Corp.,
                Cl. A ..............    45,942       45,360
        500   Merck & Co. Inc. .....    27,658       30,275
      1,900   Mylan Laboratories
                Inc. ...............    57,645       66,063
      3,800   Perrigo Co. ..........    58,071       59,432
      3,700   Pfizer Inc. ..........   118,772      126,355
        600   Pharmaceutical
                Resources Inc.+ ....    26,206       29,196
        700   SICOR Inc.+ ..........    15,364       14,238
      1,700   Watson Pharmaceuticals
                Inc.+ ..............    64,376       68,629
                                    ----------   ----------
                                       686,218      732,985
                                    ----------   ----------
              REAL ESTATE -- 2.1%
        300   CBL & Associates
                Properties Inc. ....    13,076       12,900
        300   Chelsea Property
                Group Inc. .........    12,703       12,093
      1,000   Developers Diversified
                Realty Corp. .......    28,639       28,440
      1,900   iStar Financial Inc. .    66,678       69,350
        200   Liberty Property Trust     6,721        6,920
        700   Macerich Co. .........    24,524       24,591
        200   Weingarten Realty
                Investors ..........     8,228        8,380
                                    ----------   ----------
                                       160,569      162,674
                                    ----------   ----------
              RETAIL -- 3.3%
        300   Amazon.com Inc.+ .....    10,126       10,947
        300   AutoZone Inc.+ .......    25,226       22,791
      1,600   Bed Bath & Beyond
                Inc.+ ..............    65,074       62,096
      1,000   Claire's Stores Inc. .    29,106       25,360
        300   Cost Plus Inc.+ ......    10,601       10,698
        800   Staples Inc.+ ........    15,525       14,680
      1,900   Wal-Mart Stores Inc. .   103,331      101,973
        100   Williams-Sonoma Inc.+      2,810        2,920
                                    ----------   ----------
                                       261,799      251,465
                                    ----------   ----------
              SATELLITE -- 0.1%
        300   PanAmSat Corp.+ ......     5,815        5,529
                                    ----------   ----------

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 2.0%
        300   ADTRAN Inc.+ .........$   16,162   $   15,387
      2,100   Avaya Inc.+ ..........    15,040       13,566
        100   BellSouth Corp. ......     2,691        2,663
      1,500   CenturyTel Inc. ......    51,273       52,275
      1,600   Citizens Communications
                Co.+ ...............    20,169       20,624
        600   Corning Inc.+ ........     4,739        4,434
        800   Deutsche Telekom
                AG, ADR+ ...........    11,961       12,160
        600   Plantronics Inc.+ ....    13,262       13,002
        100   Telefonica SA, ADR+ ..     3,448        3,457
        300   Verizon Communications
                Inc. ...............    11,139       11,835
                                    ----------   ----------
                                       149,884      149,403
                                    ----------   ----------
              WIRELESS COMMUNICATIONS -- 0.9%
      4,100   AT&T Wireless
                Services Inc.+ .....    30,889       33,661
      1,200   Crown Castle International
                Corp.+ .............     9,720        9,324
      1,000   Nextel Communications Inc.,
                Cl. A+ .............    16,476       18,080
        300   Vodafone Group
                plc, ADR ...........     6,263        5,895
                                    ----------   ----------
                                        63,348       66,960
                                    ----------   ----------
              TOTAL COMMON STOCKS .. 6,418,419    6,494,152
                                    ----------   ----------
   PRINCIPAL
    AMOUNT
   ---------
              U.S. GOVERNMENT OBLIGATIONS -- 11.8%
              U.S. TREASURY BONDS -- 11.8%
   $143,000   7.250%, 05/15/16 .....   188,137      190,224
    193,000   8.125%, 08/15/19 .....   275,624      279,194
    344,000   6.250%, 08/15/23 .....   414,655      421,481
                                    ----------   ----------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS ........   878,416      890,899
                                    ----------   ----------
              TOTAL INVESTMENTS --
                97.4% ..............$7,296,835    7,385,051
                                    ==========
              OTHER ASSETS AND
                LIABILITIES (NET) -- 2.6% .......   197,384
                                                 ----------
              NET ASSETS -- 100.0% ..............$7,582,435
                                                 ==========

   NUMBER OF                        EXPIRATION   UNREALIZED
   CONTRACTS                            DATE    DEPRECIATION
   ---------                        ----------  ------------
              FUTURES CONTRACTS -- LONG POSITION
          1   U.S. Bond Future .......9/19/03    $     (906)
                                                 ==========
              FUTURE CONTRACTS -- SHORT POSITION
          2   S&P 500 Emini Future ...9/19/03    $       (5)
                                                 ==========
-----------------
              For Federal tax purposes:
              Aggregate cost ....................$7,296,835
                                                 ==========
              Gross unrealized appreciation .....$  198,453
              Gross unrealized depreciation .....  (110,237)
                                                 ----------
              Net unrealized appreciation .......$   88,216
                                                 ==========
-----------------
 +    Non-income producing security.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $7,296,835) ....     $7,385,051
  Cash .......................................        107,293
  Dividends and interest receivable ..........         20,879
  Receivable for Fund shares sold ............         78,791
  Receivable from advisor ....................         65,703
  Deferred organizational expense ............         82,651
  Variation margin ...........................            725
                                                   ----------
  Total Assets ...............................      7,741,093
                                                   ----------
LIABILITIES:
  Payable for investment advisory fees .......         10,157
  Payable for distribution fees ..............          3,043
  Payable for organizational expenses ........        110,000
  Other accrued expenses and liabilities .....         34,751
                                                   ----------
  TOTAL LIABILITIES ..........................        157,951
                                                   ----------
  NET ASSETS applicable to 684,129
      shares outstanding .....................     $7,583,142
                                                   ==========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value      $      684
  Additional paid-in capital .................      7,289,414
  Net investment loss ........................         (8,875)
  Accumulated net realized gain on investments
    and futures contracts ....................        214,596
  Net unrealized appreciation on investments
    and futures contracts ....................         87,323
                                                   ----------
  TOTAL NET ASSETS ...........................     $7,583,142
                                                   ==========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Shares of capital stock outstanding
    ($0.001 par value) .......................        203,118
                                                      =======
  Net Asset Value, offering and
    redemption price per share ...............         $11.09
                                                       ======
  CLASS A:
  Shares of capital stock
    outstanding ($0.001 par value) ...........        149,279
                                                      =======
  Net Asset Value and redemption
    price per share ..........................         $11.09
                                                       ======
  Maximum sales charge .......................           5.75%
                                                       ======
  Maximum offering price per share (NAV (DIVIDE)
    0.9425, based on maximum sales charge of 5.75%
    of the offering price at June 30, 2003) ..         $11.77
                                                       ======
  CLASS B:
  Shares of capital stock outstanding
    ($0.001 par value) .......................         17,793
                                                       ======
  Net Asset Value, offering and redemption
    price per share ..........................         $11.07(a)
                                                       ======
  CLASS C:
  Shares of capital stock outstanding
    ($0.001 par value) .......................        242,129
                                                      =======
  Net Asset Value, offering and redemption
    price per share ..........................         $11.07(a)
                                                       ======
  CLASS I:
  Shares of capital stock outstanding
    ($0.001 par value) .......................         71,810
                                                       ======
  Net Asset Value, offering and
    redemption price per share ...............         $11.10
                                                       ======

-------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $10) ..........     $  8,234
  Interest .........................................        5,856
                                                         --------
  TOTAL INVESTMENT INCOME ..........................       14,090
                                                         --------
EXPENSES:
  Organizational expenses ..........................       27,349
  Shareholder services fees ........................       11,334
  Investment advisory fees .........................       10,157
  Shareholder communications expenses ..............        8,602
  Legal and audit fees .............................        7,745
  Registration fees ................................        7,036
  Trustees' fees ...................................        5,957
  Distribution fees ................................        5,223
  Custodian fees ...................................        3,409
  Miscellaneous expenses ...........................        1,856
                                                         --------
  TOTAL EXPENSES ...................................       88,668
  Less: Expense reimbursements .....................      (65,703)
                                                         --------
  TOTAL NET EXPENSES ...............................       22,965
                                                         --------
  NET INVESTMENT LOSS ..............................       (8,875)
                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FUTURES CONTRACTS:
  Net realized gain on investments .................       95,455
  Net realized gain on futures contracts ...........      119,141
  Net change in unrealized appreciation/depreciation
    on investments and futures contracts ...........       87,323
                                                         --------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FUTURES CONTRACTS ..........................      301,919
                                                         --------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ................................     $293,044
                                                         ========

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               PERIOD ENDED
                                                                             JUNE 30, 2003(A)
                                                                             ----------------
OPERATIONS:
  Net investment loss ......................................................    $   (8,875)
  Net realized gain on investments and futures contracts ...................       214,596
  Net change in unrealized appreciation on investments and futures contracts        87,323
                                                                                ----------
  Net increase in net assets resulting from operations .....................       293,044
                                                                                ----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................................................     2,167,033
    Class A ................................................................     1,613,015
    Class B ................................................................       187,928
    Class C ................................................................     2,563,938
    Class I ................................................................       758,184
                                                                                ----------
  Net increase in net assets from shares of beneficial interest transactions     7,290,098
                                                                                ----------
  NET INCREASE IN NET ASSETS ...............................................     7,583,142
NET ASSETS:
  Beginning of period ......................................................            --
                                                                                ----------
  End of period ............................................................    $7,583,142
                                                                                ==========

------------------------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds (the "Trust") was organized on January 30, 2003 as a Delaware business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on March 31, 2003. The Fund's primary objective is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of 2.00%, 2.00%, 2.75%, 2.75% and 1.75%, respectively of average daily net assets. For the period from March 31, 2003 (commencement of operations) through June 30, 2003, the Adviser reimbursed the Fund $65,703.

The Fund has also entered into a sub-advisory agreement with Ned Davis Research Inc. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser a monthly sub-advisory fee based on the average daily net assets of the Fund at a rate of 0.30% of the first $500 million of such average daily net assets and 0.35% on average daily net assets in excess of $500 million. For the period ended June 30, 2003, the Adviser paid to the Sub-Advisor fees of $3,047.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees adopted distribution plans (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of the classes of shares (other than Class I). For the period ended June 30, 2003, the Fund incurred distribution costs of $697,535, $217 and $3,774 for Class AAA, Class A, Class B and Class C, respectively, payable to Gabelli & Company, Inc., an affiliate of the Adviser.

5. ORGANIZATIONAL EXPENSES. Offering expenses of $110,000 have been paid by the Adviser and will be amortized over a twelve-month period. Organizational expenses of $20,000 were borne by the Adviser.

6. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the period ended June 30, 2003, other than short term securities, aggregated $9,883,678 and $2,681,224, respectively.

7. TRANSACTIONS WITH AFFILIATES. Gabelli & Company has informed the Fund that it received commissions (sales charges and underwriting fees) from investors on sales or redemptions of Fund shares in the amount of $1,065.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                      PERIOD ENDED JUNE 30, 2003
                                              (UNAUDITED)
                     ------------------------------------------------------------
                              CLASS AAA                          CLASS A
                     --------------------------       ---------------------------
                      SHARES           AMOUNT          SHARES           AMOUNT
                     --------       -----------       --------        -----------
Shares sold ......... 302,934       $ 3,278,352        334,618        $ 3,651,170
Shares redeemed ..... (99,816)       (1,111,319)      (185,340)        (2,038,155)
                     --------       -----------       --------        -----------
  Net increase ...... 203,118       $ 2,167,033        149,279        $ 1,613,015
                     ========       ===========       ========        ===========

                               CLASS B                           CLASS C
                     --------------------------       ---------------------------
                      SHARES           AMOUNT          SHARES           AMOUNT
                     --------       -----------       --------        -----------
Shares sold .........  17,793       $   187,928        287,522        $ 3,047,905
Shares redeemed .....      --                --        (45,393)          (483,967)
                     --------       -----------       --------        -----------
  Net increase ......  17,793       $   187,928        242,129        $ 2,563,938
                     ========       ===========       ========        ===========

                               CLASS I
                     --------------------------
                      SHARES           AMOUNT
                     --------       -----------
Shares sold .........  71,910       $   759,249
Shares redeemed .....    (100)           (1,065)
                     --------       -----------
  Net increase ......  71,810       $   758,184
                     ========       ===========

NED DAVIS RESEARCH ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period:

                                       INCOME
                             FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                     ----------------------------------------  ------------------------------------
                                       Net                                            In Excess
           Net Asset              Realized and     Total                     Net        of Net                   Net Asset
 Period     Value,        Net      Unrealized       from        Net       Realized     Realized                    Value,
  Ended   Beginning   Investment Gain (Loss) on  Investment  Investment    Gain on      Gain on        Total       End of    Total
June 30+  of Period  Gain (Loss)  Investments    Operations   Income     Investments  Investments  Distributions   Period   Return++
--------  ---------  ----------- --------------  ----------  ----------  -----------  -----------  ------------- ---------  --------
CLASS AAA
   2003      $10.00     $(0.02)      $1.11          $1.09        --           --           --            --        $11.09    10.9%

CLASS A
   2003       10.00      (0.02)       1.11           1.09        --           --           --            --         11.09    10.9

CLASS B
   2003       10.00      (0.04)       1.11           1.07        --           --           --            --         11.07    10.7

CLASS C
   2003       10.00      (0.04)       1.11           1.07        --           --           --            --         11.07    10.7

CLASS I
   2003       10.00      (0.01)       1.11           1.10        --           --           --            --         11.10    11.0

                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
            ------------------------------------------------------------------------------
                              Net
            Net Assets     Investment       Expenses           Expenses
  Period      End of     Income/(Loss)       Net of             Before           Portfolio
   Ended      Period      to Average        Waivers/           Waivers/          Turnover
 June 30+   (in 000's)   Net Assets(b)  Reimbursements(b)  Reimbursements(b)(c)    Rate
 --------   ----------   -------------  -----------------  --------------------  ---------
CLASS AAA
   2003       $2,253         (0.62)%          2.00%                8.92%            81%

CLASS A
   2003        1,656         (0.59)           2.00                 7.52             81

CLASS B
   2003          197         (1.41)           2.75                 8.89             81

CLASS C
   2003        2,680         (1.36)           2.75                 8.72             81

CLASS I
   2003          797         (0.37)           1.75                10.40             81

------------------
  + From  commencement of investment operations on March 31, 2003 through June
    30, 2003.
 ++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Based on average month-end shares outstanding.
(b) Annualized.
(c) During the period ended June 30, 2003 the Adviser reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.

                 See accompanying notes to financial statements.

                            Ned Davis Research Funds
                               NED DAVIS RESEARCH
                              ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Henry G. Van der Eb, CFA                         Robert J. Morrissey
CHAIRMAN                                         ATTORNEY-AT-LAW
                                                 MORRISSEY, HAWKINS & LYNCH

Anthony J. Colavita                              Karl Otto Pohl
ATTORNEY-AT-LAW                                  FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                        DEUTSCHE BUNDESBANK

Vincent D. Enright                               Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                     MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                      BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

Mario J. Gabelli, CFA                            Salvatore J. Zizza
CHAIRMAN AND CHIEF INVESTMENT OFFICER            CHAIRMAN
GABELLI ASSET MANAGEMENT INC.                    HALLMARK ELECTRICAL
                                                 SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                  James McKee
PRESIDENT                                        SECRETARY

Gus Coutsouros
VICE PRESIDENT AND TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Ned Davis Research Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q203SR

[LOGO OMITTED]

                          NED DAVIS
                          RESEARCH
                          ASSET
                          ALLOCATION
                          FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Ned Davis Research Funds

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           -----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           -----------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                           -----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
                           -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.